Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments
Change in fair value of the derivative instruments	$ 3,938	$ 139,637	$ 17,298
Nondeliverable forwards
Derivative financial instruments
Change in fair value of the derivative instruments	(3,897)	29,151	53
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	604	110,655	$ 17,245
Embedded derivatives within revenue contracts
Derivative financial instruments
Change in fair value of the derivative instruments	$ 7,231	$ (169)